STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Weighted-average fair value of options granted and the weighted-average assumptions used in the Black Scholes Merton option pricing model for such grants
The weighted-average fair value of stock options granted during the years ended December 31, 2024, 2023 and 2022, and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

Year Ended December 31,	2024	2023	2022
Fair value of stock options on grant date	$10.28	$9.84	$8.23
Dividend yield[1]	3.2%	3.0%	2.8%
Expected volatility[2]	17.0%	17.5%	18.0%
Risk-free interest rate[3]	4.3%	4.1%	1.9%
Expected term of stock options[4]	6 years	6 years	6 years
[1]The dividend yield is the calculated yield on the closing market price per share of the Company’s stock on the grant date.
[2]The expected volatility is based on implied volatilities from traded options on the Company’s stock, historical volatility of the Company’s stock and other factors.
[3]The risk-free interest rate for the period matching the expected term of the stock options is based on the U.S. Treasury yield curve in effect on the grant date.
[4]The expected term of the stock options represents the period of time that stock options are expected to be outstanding and is derived by analyzing historical exercise behavior.

Stock option activity
Stock option activity during the year ended December 31, 2024 was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2024	47	$48.52
Granted	2	60.28
Exercised	(18)	42.72
Outstanding on December 31, 2024	31	$52.81	5.4 years	$289
Vested and expected to vest	30	$52.72	5.4 years	$288
Exercisable on December 31, 2024	22	$50.43	4.5 years	$261

Summary of information about outstanding nonvested performance share units based on target award levels
The following table summarizes information about outstanding nonvested performance share units based on the target award levels:

	Performance Share Units (In thousands)	Weighted-Average Grant Date Fair Value
Nonvested on January 1, 2024	2,854	$58.48
Granted	1,348	57.16
Vested[1]	(1,477)	58.87
Forfeited	(186)	58.15
Nonvested on December 31, 2024[2]	2,539	$56.91
[1]Represents the target level of performance share units vested as of December 31, 2024 for the 2022-2024 performance period. Upon certification in February 2025 of the financial results for the performance period, the final number of shares earned will be determined and released.
[2]The outstanding nonvested performance share units as of December 31, 2024 at the threshold award and maximum award levels were approximately 952,000 and 6,348,000, respectively.

Summary of information about vested performance share units based on the certified award level
The following table summarizes information about vested performance share units based on the certified award level:

	2021-2023 Annual Award
	Performance Share Units (In thousands)	Weighted- Average Grant Date Fair Value
Certified	3,611	$49.37
Released during 2024	(3,609)	49.37
Forfeited during 2024	(2)	$49.37

Summary of information about outstanding nonvested time-based restricted stock and restricted stock units
The following table summarizes information about outstanding nonvested restricted stock, restricted stock units and matching share awards:

	Restricted Stock, Restricted Stock Units and Matching Share Awards (In thousands)	Weighted-Average Grant Date Fair Value
Nonvested on January 1, 2024	3,493	$52.91
Granted	2,067	56.11
Vested and released	(1,051)	47.08
Forfeited	(299)	55.50
Nonvested on December 31, 2024	4,210	$55.75